STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Deferred Compensation Cost [Member]	Total
Balance beginning at Feb. 29, 2016	$ 404,875	$ 3,968,342	$ 3,019,940	$ (246,858)	$ (28,000)	$ 7,118,299
Balance beginning (in shares) at Feb. 29, 2016	40,487,532
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock based compensation	$ 1,674	87,984				89,658
Issuance of stock based compensation (in shares)	167,439
Compensation expense related to stock options		115,828				115,828
Cancellation of common stock	$ (965)	(42,428)				(43,393)
Cancellation of common stock (in shares)	(96,542)
Purchase of treasury common stock				(97,346)		(97,346)
Amortization of deferred compensation cost					28,000	28,000
Net income (loss)			(534,999)			(534,999)
Balance ending at Feb. 28, 2017	$ 405,584	4,129,726	2,484,941	(344,204)		6,676,047
Balance ending (in shares) at Feb. 28, 2017	40,558,429
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock based compensation	$ 2,171	110,329				112,500
Issuance of stock based compensation (in shares)	217,100
Compensation expense related to stock options		(4,417)				(4,417)
Cancellation of common stock	$ (440)	(18,920)				(19,360)
Cancellation of common stock (in shares)	(44,000)
Net income (loss)			904,957			904,957
Balance ending at Dec. 31, 2017	$ 407,315	$ 4,216,718	$ 3,389,898	$ (344,204)		7,669,727
Balance ending (in shares) at Dec. 31, 2017	40,731,529
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						1,265,703
Balance ending at Sep. 30, 2018						$ 9,139,850